Share capital and share-based compensation - Schedule of Assumptions (Details)	6 Months Ended
Jun. 30, 2023 yr
Disclosure of classes of share capital [line items]
Option life, share options granted	6
Expected dividend as percentage, share options granted	0.00%
Minimum
Disclosure of classes of share capital [line items]
Risk free interest rate, share options granted	3.45%
Expected volatility, share options granted	57.81%
Expected Forfeiture As Percentage, Share Options Granted	0.146%
Maximum
Disclosure of classes of share capital [line items]
Risk free interest rate, share options granted	3.59%
Expected volatility, share options granted	58.65%
Expected Forfeiture As Percentage, Share Options Granted	4.127%